Trade payables and others	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and others	Trade payables and others
This line item is analyzed as follows:

	December 31,
(in thousands of euro)	2019	2020	2021
Suppliers (excluding payables related to capital expenditures)	27,936	20,730	14,729
Tax and employee-related payables	6,999	8,325	7,463
Other payables (1)	1,111	463	6,380
Trade payables and others excluding payables related to capital expenditures	36,047	29,519	28,573
Payables related to capital expenditures	13,458	20	—
Payables and others	49,504	29,539	28,573
(1) As of December 31, 2021, this amount includes the liability of $6,200 thousand (€5,474 thousand as of December 31, 2021) to be paid to AstraZeneca on April 30, 2022 under the Lumoxiti termination and transition agreement effective June 30, 2021 (see note 17).
The book value of trade payables and others is considered to be a reasonable approximation of their fair value.